Intangible assets (Tables)	6 Months Ended
Dec. 31, 2019
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857
Six months ended 31 December 2019
Opening net book amount	421,453	338,762	8,642	768,857
Additions	—	103,489	1,476	104,965
Disposals	—	(51,902)	—	(51,902)
Amortization charge	—	(61,172)	(2,272)	(63,444)
Closing net book amount	421,453	329,177	7,846	758,476
At 31 December 2019
Cost	421,453	772,089	14,076	1,207,618
Accumulated amortization	—	(442,912)	(6,230)	(449,142)
Net book amount	421,453	329,177	7,846	758,476

At 1 July 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)
Net book amount	421,453	369,508	8,679	799,640
Six months ended 31 December 2018
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	14,461	1,871	16,332
Disposals	—	(7,929)	—	(7,929)
Amortization charge	—	(66,947)	(1,624)	(68,571)
Closing net book amount	421,453	309,093	8,926	739,472
At 31 December 2018
Cost	421,453	764,746	12,250	1,198,449
Accumulated amortization	—	(455,653)	(3,324)	(458,977)
Net book amount	421,453	309,093	8,926	739,472